Selected quarterly financial results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected quarterly financial results

	2014 Quarter
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$13,241	$14,150	$13,549	$14,244
Less: Revenues	(748)	(759)	(791)	(744)
Sales	12,493	13,391	12,758	13,500
Cost of goods sold	9,437	10,197	9,634	10,499
Gross margin	3,056	3,194	3,124	3,001
Profit [1]	$922	$999	$1,017	$757
Profit per common share	$1.47	$1.60	$1.66	$1.25
Profit per common share–diluted [2]	$1.44	$1.57	$1.63	$1.23

	2013 Quarter
	1st	2nd	3rd	4th
Sales and revenues	$13,210	$14,621	$13,423	$14,402
Less: Revenues	(726)	(735)	(745)	(756)
Sales	12,484	13,886	12,678	13,646
Cost of goods sold	9,639	10,773	9,774	10,541
Gross margin	2,845	3,113	2,904	3,105
Profit [1]	$880	$960	$946	$1,003
Profit per common share	$1.34	$1.48	$1.48	$1.57
Profit per common share–diluted [2]	$1.31	$1.45	$1.45	$1.54

[1]	Profit attributable to common stockholders.

[2]	Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

As previously disclosed, in connection with the preparation of our Quarterly Report on Form 10-Q for the quarter ended June 30, 2014, we concluded that certain non-cash transactions should be excluded from both changes in Receivables-trade and other and Accounts payable when preparing our Consolidated Statement of Cash Flow. Accordingly, we prepared our Consolidated Statement of Cash Flow for the six and nine months ended June 30, 2014 and September 30, 2014 on that basis, and we revised our Consolidated Statement of Cash Flow for the comparative periods in 2013. We subsequently concluded that our prior policy of including those transactions in the changes in Receivables-trade and other and Accounts payable is acceptable. Accordingly, we prepared our Consolidated Statement of Cash Flow for the year ended December 31, 2014 using our prior policy. We will revise our Consolidated Statement of Cash Flow to increase Receivables-trade and other and decrease Accounts payable for $113 million and $149 million for the six and nine months ended June 30, 2014 and September 30, 2014, respectively, the next time they are filed. The revisions will not impact net cash provided by operating activities.